Provisions and other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Provisions and other non-current liabilities
Schedule of provisions and other non-current liabilities, including analysis of changes

As of December 31,
(M$)	2023	2022	2021
Litigations and accrued penalty claims	476	529	285
Provisions for environmental contingencies	750	751	812
Asset retirement obligations	11,585	13,110	14,976
Other non-current provisions	3,588	3,633	2,766
of which restructuring activities	228	282	506
of which financial risks related to non-consolidated and equity accounted for affiliates	1,708	1,582	265
of which contingency reserve on solar panels warranties (SunPower)	–	–	83
Other non-current liabilities	4,858	3,379	1,430
TOTAL	21,257	21,402	20,269

				Currency
	As of			translation		As of
(M$)	January, 1	Allowances	Reversals	adjustment	Other	December, 31
2023	21,402	1,269	(1,315)	212	(311)	21,257
of which provisions for financial risks	–	18	(29)	–	–	–
of which asset retirement obligations	–	524	(339)	–	–	–
of which provisions for environmental contingencies	–	117	(158)	–	–	–
of which provisions for restructuring of activities	–	69	(138)	–	–	–
2022	20,269	2,724	(1,397)	(834)	640	21,402
of which provisions for financial risks	–	1,363	(15)	–	–	–
of which asset retirement obligations	–	430	(418)	–	–	–
of which provisions for environmental contingencies	–	97	(133)	–	–	–
of which provisions for restructuring of activities	–	31	(230)	–	–	–
2021	20,925	1,446	(1,560)	(404)	(138)	20,269
of which provisions for financial risks	–	–	–	–	–	–
of which asset retirement obligations	–	449	(527)	–	–	–
of which provisions for environmental contingencies	–	43	(178)	–	–	–
of which provisions for restructuring of activities	–	415	(178)	–	–	–

Schedule of changes in the asset retirement obligation

					Spending on	Currency
	As of		Revision in	New	existing	translation		As of
(M$)	January 1,	Accretion	estimates	obligations	obligations	adjustment	Other	December 31,
2023	13,110	524	(1,499)	108	(339)	101	(420)	11,585
2022	14,976	430	(1,172)	198	(418)	(663)	(241)	13,110
2021	15,368	449	(109)	228	(527)	(194)	(239)	14,976